COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Secured Debt	$ 382,329 [1]	$ 306,004	$ 156,985
Payments to Acquire Residential Real Estate		8,700,000
Earnest Money Deposits	181,177	87,000
Purchase Commitment [Member]
Payments to Acquire Residential Real Estate	$ 18,118,000	8,700,000
Refundable [Member]
Secured Debt		$ 306,004	$ 156,985

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.